Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000088321 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	89.20%	[1]
C000088321 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000088321 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000088321 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000088321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%	[2]
C000088321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000088321 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000088321 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000088321 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000146445 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[3]
C000146445 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000146445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[3]
C000146445 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
C000146445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000146445 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000146445 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146445 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000146445 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146445 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000088319 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	89.20%	[5]
C000088319 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000088319 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[5]
C000088319 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000088319 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%	[6]
C000088319 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000088319 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000088319 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000088319 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000088318 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	89.20%	[7]
C000088318 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]
C000088318 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000088318 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[7]
C000088318 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	80.90%	[8]
C000088318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000088318 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000088318 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000088318 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000100148 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[9]
C000100148 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000100148 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[9]
C000100148 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
C000100148 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100148 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[10]
C000100148 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100148 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100148 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100148 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100148 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000100149 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[11]
C000100149 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[11]
C000100149 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[11]
C000100149 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[11]
C000100149 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100149 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000100149 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100149 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100149 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100149 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100149 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000151936 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[13]
C000151936 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[13]
C000151936 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[13]
C000151936 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[13]
C000151936 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000151936 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000151936 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000151936 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000151936 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000151936 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000151936 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%
C000100151 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	80.50%	[15]
C000100151 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000100151 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[15]
C000100151 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[15]
C000100151 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000100151 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16]
C000100151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100151 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100151 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000100151 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000100151 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	81.90%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
[9]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[10]	Affiliated investment.
[11]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[12]	Affiliated investment.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	Affiliated investment.
[15]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	Affiliated investment.